Expense Example {- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2030 Fund - Fidelity Advisor Freedom Blend 2030 Fund- Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 33
3 years	101
5 years	175
10 years	$ 386